Note F - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Goodwill [Table Text Block]
2016
Beginning of year	$1,267
Acquired goodwill	6,534
Impairment	----
End of year	$7,801

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2016
	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:	$738	$68
Core deposit intangibles
Other customer relationship intangibles	----	----
Total	$738	$68

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2017	$156
2018	135
2019	114
2020	94
2021	74
Thereafter	97
Total	$670